Note 21: Termination of Financial Consulting Services Agreement	12 Months Ended
May 31, 2013
Notes
Note 21: Termination of Financial Consulting Services Agreement

NOTE 21: TERMINATION OF FINANCIAL CONSULTING SERVICES AGREEMENT

On December 18, 2012, the Company issued a Notice of Termination to Vaquero Private Capital, Inc. (“VPC”) for breach of contract by VPC, terminating the September 4, 2012 twelve month Financial Consulting Services Agreement (the “Agreement”) effective as of June 1, 2012, pursuant to which VPC would provide consulting services in connection with the Company’s business affairs and assist the Company in raising capital.  In consideration of the services to be provided by VPC, the Company paid VPC a prepaid fee of $810,000 in the form of 16.2 million common shares of the Company. The Company has placed a Stop Order on the transference of 16.2 million shares pending resolution of the breach of contract by VPC.